Research and Development Expenses	9 Months Ended
Sep. 30, 2019
Research and Development Expenses
Research and Development Expenses

16. Research and Development Expenses

Research and development expenses are summarized as follows:

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Clinical trial related costs	62,370	57,952
Personnel compensation and related costs	33,570	26,832
Other research and development expenses	4,795	3,948
	100,735	88,732